[LOGO]USAA(R)

                          USAA GLOBAL TITANS
                                      INDEX Fund

                                                                       [GRAPHIC]

                                                S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  June 30, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                             [GRAPHIC]
                    IT'S IMPORTANT TO REMEMBER THAT
               IT'S NEVER A GOOD IDEA TO LET THE EMOTIONS
[PHOTO]          OF THE MOMENT DISRUPT A SOUND, LOGICAL
                       LONG-TERM INVESTMENT PLAN.
                             [GRAPHIC]

--------------------------------------------------------------------------------

                 Certainly, investors have been confronted by many challenges in the past months, including news of corporate accounting scandals, economic uncertainty, and volatility in the financial markets.

                 Although this has been a painful period, the financial markets are working through the excesses of the 1990s. Ethical misdeeds among corporate executives are being punished. Accounting standards are being reevaluated, as is the role of securities analysts. We believe that America's financial infrastructure will be stronger in the end.

                 That being said, it's important to remember that it's never a good idea to let the emotions of the moment disrupt a sound, logical long-term investment plan. In fact, in many cases, the best time to make sound investment buys is when pessimism is rampant throughout the markets and select opportunities become available. An indexing approach (investing across a broad spectrum of industries and company sizes) to investing has been--and will continue to be--an effective long-term strategy that requires patience through all market conditions.

                 In some ways, investors are being forced to get over a 10-year eating binge. For a long time, we engaged in unhealthy activities. Now we're trying to get back into top shape, to develop

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 new habits, and be disciplined about following them. This won't happen overnight. To learn new habits, we must be patient and maintain an optimistic outlook.

                 The bright side to the last few years is that Americans have re-learned some fundamental financial truths. First, after a period of excess, market values will correct themselves and move back into balance. And second, we have to save money as well as spend it. We should all have a long-term plan with a diversification strategy, and we should stick to it. However, if we have trouble sleeping at night, we should consider reducing our risk exposure.

                 We are privileged to be trusted with your investment assets, and we are proud to serve our shareholders. Thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                          6

   Notes to Portfolio of Investments                                10

   Financial Statements                                             11

   Notes to Financial Statements                                    14

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA GLOBAL TITANS INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 At least 80% of the Fund's assets will be invested in the stocks of companies composing the Dow Jones Global Titans 50 Index.

----------------------------------------------------------------------------------------------
                                                              6/30/02             12/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $14.0 Million       $14.6 Million
 Net Asset Value Per Share                                    $6.72               $7.94

----------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02
----------------------------------------------------------------------------------------------
 12/31/01 TO 6/30/02*              1 YEAR                         SINCE INCEPTION ON 10/27/00
       -15.37%                     -20.00%                                  -20.71%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                  [CHART]

                        CUMULATIVE PERFORMANCE COMPARISON


                         USAA GLOBAL TITANS       DOW JONES GLOBAL TITANS 50
                             INDEX FUND                   INDEX FUND

     *10/30/2000              10,000.00                    10,000.00
      10/31/2000              10,130.00                    10,158.00
      11/30/2000               9,390.00                     9,431.70
      12/31/2000               9,230.00                     9,270.80
        01/31/01               9,550.00                     9,615.49
        02/28/01               8,650.00                     8,699.13
        03/31/01               8,130.00                     8,166.74
        04/30/01               8,830.00                     8,905.83
        05/31/01               8,710.00                     8,789.17
        06/30/01               8,470.00                     8,554.85
        07/31/01               8,330.00                     8,417.97
        08/31/01               7,810.00                     7,911.38
        09/30/01               7,400.00                     7,499.99
        10/31/01               7,560.00                     7,677.29
        11/30/01               7,950.00                     8,070.36
        12/31/01               8,006.27                     8,123.33
        01/31/02               7,663.43                     7,781.50
        02/28/02               7,522.27                     7,667.73
        03/31/02               7,804.60                     7,942.89
        04/30/02               7,219.76                     7,359.09
        05/31/02               7,209.68                     7,359.66
        06/30/02               6,776.09                     6,933.12


                          DATA FROM 10/30/00* THROUGH 06/30/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Global Titans Index Fund closely tracks the Dow Jones Global Titans 50 Index, a market-capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and no national borders to define their territories.



                 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES & COMPANY, INC., AND DOW JONES & COMPANY, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. [MIDDOT] INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                   THE INDEX.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

PERFORMANCE
--------------------------------------------------------------------------------

                 The Dow Jones Global Titans Index Fund seeks to track the performance of the Dow Jones Global Titans 50 Index. For the period ended June 30, 2002, the Index returned -14.65%, and the Fund returned -15.37%.

MARKET CONDITIONS
--------------------------------------------------------------------------------

                 A struggling U.S. stock market set a pessimistic tone for many investors during the reporting period. Several significant issues negatively affected U.S. shares, including the intensifying conflict in the Middle East, fears of war in Southeast Asia, and burgeoning corporate accounting scandals. The improprieties of Enron and WorldCom created widespread skepticism about corporate earnings figures and roiled the already volatile financial markets. Economic concerns also predominated during the period. In spite of a strong revised first-quarter gross domestic product figure of 6.1%, many wondered if output would again fall, resulting in a so-called "double-dip" recession. Because unemployment remained fairly high, reaching 6% in April, and in the apparent absence of inflation, the Federal Reserve Board chose to hold interest rates at 1.75%. These historically low interest rates buoyed attractive mortgage rates, keeping the housing sector robust through much of the period.

                 There were some positive developments in several key countries, though troubles in the world's largest economy ultimately hampered international financial markets. In Japan, rising exports in the information technology sector improved investor

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE DOW JONES GLOBAL TITANS 50 INDEX DEFINITION.

4

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 sentiment, as did some evidence of general economic recovery. In Europe outside the United Kingdom, a strengthening euro bolstered returns and provided some support for stock prices; however, Sweden and Finland shares were hard hit by ongoing weakness in the global telecommunications industry. Many U.K. investors struggled with the same issues troubling their American counterparts, such as corporate accounting scandals, international terrorism, and the continuing fall in technology stocks.

                 Most of the Index's top holdings, such as General Electric, Microsoft, Pfizer Inc., and Citigroup Inc., posted negative returns. However, BP plc and Exxon Mobil Corp.--both in the Index's 10 largest holdings--posted positive returns for the period.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 6-9.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

--------------------------------------------------
              TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
--------------------------------------------------
  General Electric Co.                      5.6%

  Exxon Mobil Corp.                         5.4%

  Microsoft Corp.                           5.0%

  Pfizer, Inc.                              4.3%

  Citigroup, Inc.                           3.9%

  BP plc                                    3.7%

  American International Group, Inc.        3.1%

  Johnson & Johnson, Inc.                   3.1%

  Wal-Mart Stores, Inc.                     2.9%

  GlaxoSmithKline plc                       2.6%

--------------------------------------------------

--------------------------------------------------
             TOP 10 INDUSTRIES
             (% of Net Assets)
--------------------------------------------------
  Pharmaceuticals                           16.6%

  Banks                                      9.8%

  Oil & Gas Exploration & Production         8.2%

  Integrated Oil & Gas                       7.2%

  Integrated Conglomerates                   7.1%

  Diversified Financial Services             6.9%

  Integrated Telecommunications Services     6.0%

  Systems Software                           5.0%

  Multi-Line Insurance                       4.3%

  Soft Drinks                                4.1%

--------------------------------------------------

--------------------------------------------------
              TOP 5 COUNTRIES
             (% of Net Assets)
--------------------------------------------------
  United States                             65.0%

  United Kingdom                            15.1%

  Switzerland                                6.9%

  Netherlands                                3.1%

  France                                     2.8%

--------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 6-9.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                     MARKET
   NUMBER                                                             VALUE
OF SHARES    SECURITY                                                 (000)
---------------------------------------------------------------------------
             DOMESTIC STOCKS (65.0%)

    6,247    American International Group, Inc.                     $   426
   11,520    AOL Time Warner, Inc. *                                    170
   10,413    AT&T Corp.                                                 111
    4,189    Bank of America Corp.                                      295
    5,044    BellSouth Corp.                                            159
    2,907    Chevron Texaco Corp.                                       257
   19,914    Cisco Systems, Inc. *                                      278
   13,987    Citigroup, Inc.                                            542
    6,212    Coca-Cola Co.                                              348
   18,397    Exxon Mobil Corp.                                          753
   27,035    General Electric Co.                                       785
    4,658    IBM Corp.                                                  335
   18,177    Intel Corp.                                                332
    5,436    J. P. Morgan Chase & Co.                                   184
    8,191    Johnson & Johnson, Inc.                                    428
    6,165    Merck & Co., Inc.                                          312
   12,679    Microsoft Corp. *                                          694
    2,699    Morgan Stanley Dean Witter & Co.                           116
    4,816    PepsiCo, Inc.                                              232
   16,956    Pfizer, Inc.                                               594
    5,775    Philip Morris Companies, Inc.                              252
    3,537    Procter & Gamble Co.                                       316
    9,090    SBC Communications, Inc.                                   277
    5,376    Tyco International Ltd.                                     73
    7,410    Verizon Communications, Inc.                               298
    7,473    Wal-Mart Stores, Inc.                                      411
    5,487    Walt Disney Co.                                            104
                                                                    -------
             Total domestic stocks (cost: $11,131)                    9,082
                                                                    -------

             FOREIGN STOCKS (34.2%)

             FINLAND (1.3%)
   12,877    Nokia Oyj                                                  188
                                                                    -------

             FRANCE (2.8%)
    4,048    AXA S.A.                                                    74
    1,924    TotalFinaElf S.A.                                          312
                                                                    -------
                                                                        386
                                                                    -------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                     MARKET
   NUMBER                                                             VALUE
OF SHARES    SECURITY                                                 (000)
---------------------------------------------------------------------------
             GERMANY (2.4%)
      472    Allianz Holding AG                                     $    95
    2,219    DaimlerChrysler AG                                         108
    2,257    Siemens AG                                                 135
                                                                    -------
                                                                        338
                                                                    -------

             JAPAN (2.6%)
    2,300    Sony Corp.                                                 122
    8,900    Toyota Motor Corp.                                         236
                                                                    -------
                                                                        358
                                                                    -------

             NETHERLANDS (3.1%)
    4,494    ING Groep N.V.                                             115
    5,705    Royal Dutch Petroleum Co.                                  317
                                                                    -------
                                                                        432
                                                                    -------

             SWITZERLAND (6.9%)
    3,210    Credit Suisse Group *                                      102
    1,089    Nestle S.A.                                                253
    6,923    Novartis AG                                                304
    1,902    Roche Holdings AG                                          143
    3,372    UBS AG *                                                   169
                                                                    -------
                                                                        971
                                                                    -------

             UNITED KINGDOM (15.1%)
    4,455    AstraZeneca Group plc                                      184
   60,972    BP plc                                                     512
   18,142    Barclays plc                                               153
   16,500    GlaxoSmithKline plc *                                      357
   25,253    HSBC Holdings plc *                                        291
   15,072    Lloyds TSB Group plc                                       150
    7,220    Royal Bank Scotland Group plc                              205
  183,950    Vodafone Group plc                                         252
                                                                    -------
                                                                      2,104
                                                                    -------
             Total foreign stocks (cost: $5,340)                      4,777
                                                                    -------

8

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

PRINCIPAL                                                             MARKET
   AMOUNT                                                              VALUE
    (000)   SECURITY                                                   (000)
----------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.7%)

      $90   State Street Bank & Trust Co., 1.25%, acquired on
               6/28/02 and due 7/01/02 at $90 (collateralized by a
               $85 U.S. Treasury Note, 7.88%, due 11/15/04; market
               value of $95) (cost: $90)                             $    90
                                                                     -------
            TOTAL INVESTMENTS (COST: $16,561)                        $13,949
                                                                     =======

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Pharmaceuticals                                        16.6%
Banks                                                   9.8
Oil & Gas Exploration & Production                      8.2
Integrated Oil & Gas                                    7.2
Industrial Conglomerates                                7.1
Diversified Financial Services                          6.9
Integrated Telecommunication Services                   6.0
Systems Software                                        5.0
Multi-Line Insurance                                    4.3
Soft Drinks                                             4.1
Wireless Telecommunication Services                     3.1
General Merchandise Stores                              2.9
Automobile Manufacturers                                2.5
Computer Hardware                                       2.4
Semiconductors                                          2.4
Household Products                                      2.3
Movies & Entertainment                                  2.0
Networking Equipment                                    2.0
Packaged Foods & Meat                                   1.8
Tobacco                                                 1.8
Other                                                   1.5
                                                       ----
Total                                                  99.9%
                                                       ====

10

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets.

                 ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 * Non-income-producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities, at market value (identified cost of $16,561)       $ 13,949
  Cash                                                                                32
  Cash denominated in foreign currencies (identified cost of $3)                       3
  Receivables:
      Capital shares sold                                                              4
      Dividends and interest                                                          23
      USAA Investment Management Company                                              40
                                                                                --------
         Total assets                                                             14,051
                                                                                --------

LIABILITIES

  Securities purchased                                                                70
  Capital shares redeemed                                                             11
  USAA Transfer Agency Company                                                         5
  Accounts payable and accrued expenses                                                1
                                                                                --------
         Total liabilities                                                            87
                                                                                --------
             Net assets applicable to capital shares outstanding                $ 13,964
                                                                                ========

NET ASSETS CONSIST OF:

  Paid-in capital                                                               $ 19,599
  Accumulated undistributed net investment income                                     94
  Accumulated net realized loss on investments                                    (3,118)
  Net unrealized depreciation on investments                                      (2,612)
  Net unrealized appreciation on foreign currency translations                         1
                                                                                --------
             Net assets applicable to capital shares outstanding                $ 13,964
                                                                                ========
  Capital shares outstanding                                                       2,079
                                                                                ========
  Authorized shares of $.01 par value                                            100,000
                                                                                ========
  Net asset value, redemption price, and offering price per share               $   6.72
                                                                                ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA GLOBAL TITANS INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $7)                        $   132
                                                                            -------
  Expenses:
     Advisory fees                                                               18
     Administrative fees                                                         25
     Transfer agent's fees                                                       31
     Custodian's fees                                                            32
     Postage                                                                      7
     Shareholder reporting fees                                                   7
     Directors' fees                                                              2
     Registration fees                                                           11
     Professional fees                                                           14
     Other                                                                       16
                                                                            -------
        Total expenses                                                          163
     Expenses reimbursed                                                       (102)
                                                                            -------
        Net expenses                                                             61
                                                                            -------
           Net investment income                                                 71
                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                               (757)
     Foreign currency transactions                                                1
  Change in net unrealized appreciation/depreciation of:
     Investments                                                             (1,741)
     Foreign currency translations                                                1
                                                                            -------
           Net realized and unrealized loss                                  (2,496)
                                                                            -------
Decrease in net assets resulting from operations                            $(2,425)
                                                                            =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GLOBAL TITANS INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2001

                                                                    6/30/02        12/31/01
                                                                    -----------------------
FROM OPERATIONS

   Net investment income                                            $    71         $    94
   Net realized loss on investments                                    (757)         (2,360)
   Net realized gain on foreign currency transactions                     1               2
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    (1,741)            211
      Foreign currency translations                                       1               -
                                                                    -----------------------
      Decrease in net assets resulting from operations               (2,425)         (2,053)
                                                                    -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                  -            (148)
                                                                    -----------------------
   Net realized gains                                                     -              (1)
                                                                    -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                          3,967          14,197
   Reinvested dividends                                                   -             117
   Cost of shares redeemed                                           (2,192)        (12,126)
                                                                    -----------------------
     Increase in net assets from capital share transactions           1,775           2,188
                                                                    -----------------------
Net decrease in net assets                                             (650)            (14)

NET ASSETS

   Beginning of period                                               14,614          14,628
                                                                    -----------------------
   End of period                                                    $13,964         $14,614
                                                                    =======================

Accumulated undistributed net investment income:
   End of period                                                    $    94         $    22
                                                                    =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                          536           1,666
   Shares issued for dividends reinvested                                 -              15
   Shares redeemed                                                     (297)         (1,427)
                                                                    -----------------------
      Increase in shares outstanding                                    239             254
                                                                    =======================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Global Titans Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index. The Dow Jones Global Titans 50 Index currently consists of the 50 largest multinational companies in the world. Each of these companies currently has a market capitalization of at least $20 billion. USAA Investment Management Company (the Manager) has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the stocks of companies composing the Dow Jones Global Titans 50 Index.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged securities.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase accumulated undistributed net investment income and

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 increase accumulated net realized loss on investments by $1,000. The tax basis of distributions and components of net assets will be determined based upon the Fund's tax year-end of December 31, 2002, in accordance with applicable tax law.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade

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          to FINANCIAL Statements
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USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended June 30, 2002, custodian fee offset arrangements did not affect fees.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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          to FINANCIAL Statements
          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $1,092,000, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2002, were $3,540,000 and $1,643,000, respectively.

         The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments at June 30, 2002, were $495,000 and $3,107,000, respectively.

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At June 30, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

------------------------------------------------------------------------------------------------
                                  U.S. DOLLAR
EXCHANGE       CONTRACTS TO       VALUE AS OF      IN EXCHANGE      UNREALIZED      UNREALIZED
 DATE            RECEIVE            6/30/02      FOR U.S. DOLLAR   APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------
07/01/02     4  Swiss Franc          $ 2               $ 2             $ -              $ -
07/01/02     8  Euro Currency          8                 8               -                -
07/01/02     3  Pound Sterling         5                 5               -                -
07/01/02   322  Japanese Yen           3                 3               -                -
------------------------------------------------------------------------------------------------
                                     $18               $18             $ -              $ -
------------------------------------------------------------------------------------------------

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's portfolio. The Fund's advisory fees are computed at an annualized rate of 0.25% of its average net assets, accrued daily and paid monthly.

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 The Manager has retained Barclays to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Barclays receives a fee from the Manager at an annual rate equal to 0.09% of the Fund's average net assets on amounts up to and including $250 million and 0.04% of average net assets on amounts above $250 million.

              B. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of its annual average net assets through April 30, 2003, excluding credits from fee offset arrangements, and accordingly has waived payment of a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditor since the Fund's inception on October 27, 2000. From that date through the year ended December 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor and through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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          (continued)

USAA GLOBAL TITANS INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                             PERIOD ENDED             YEAR ENDED        PERIOD ENDED
                                                 JUNE 30,           DECEMBER 31,        DECEMBER 31,
                                             -------------------------------------------------------
                                                     2002                   2001                2000*
                                             -------------------------------------------------------
Net asset value at beginning of period            $  7.94                $  9.23             $ 10.00
                                                  --------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .03                    .07                 .01(b)
   Net realized and unrealized gain (loss)          (1.25)                 (1.30)               (.78)
                                                  --------------------------------------------------
Total from investment operations                    (1.22)                 (1.23)               (.77)
                                                  --------------------------------------------------
Less distributions:
   From net investment income                           -                   (.06)                  -
                                                  --------------------------------------------------
Net asset value at end of period                  $  6.72                $  7.94             $  9.23
                                                  ==================================================
Total return (%) **                                (15.37)                (13.26)              (7.70)
Net assets at end of period (000)                 $13,964                $14,614             $14,628
Ratio of expenses to average net assets (%)           .85(a)                 .85                 .85(a)
Ratio of expenses to average net assets
 excluding reimbursements (%)                        2.27(a)                2.26                3.24(a)
Ratio of net investment income to average
 net assets (%)                                      1.00(a)                 .61                 .73(a)
Portfolio turnover (%)                              11.46                  76.63                 .24

 *  Fund commenced operations on October 27, 2000.
**  Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.

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

                  DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

        INVESTMENT ADVISER,     USAA Investment Management Company
               UNDERWRITER,     9800 Fredericksburg Road
            AND DISTRIBUTOR     San Antonio, Texas 78288

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

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